Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Ordinary shares, par value (in Dollars per share)
Ordinary shares, authorized	Unlimited	Unlimited
Ordinary shares, issued	25,287,851	25,287,851
Ordinary shares, outstanding	25,287,851	25,287,851
Class A Convertible Preferred Shares
Preferred shares, par value (in Dollars per share)
Preferred shares, authorized	Unlimited	Unlimited
Preferred shares, issued	715,000	715,000
Preferred shares, outstanding	715,000	715,000
Class B Convertible Preferred Shares
Preferred shares, par value (in Dollars per share)
Preferred shares, authorized	Unlimited	Unlimited
Preferred shares, issued	291,795,150	291,795,150
Preferred shares, outstanding	291,795,150	291,795,150